Deferred taxes	12 Months Ended
Dec. 31, 2025
Deferred Taxes [Abstract]
Deferred taxes	Deferred taxes

Temporary differences	December 31, 2023	(Charged)/credited		December 31, 2024	(Charged)/credited			December 31, 2025
		to net income	directly to equity / CTA		to net income	to goodwill (c)	directly to equity / CTA

Derivative options	10,643	(9,304)	(1,339)	—	—	—	—	—
Employee profit sharing provision and other personnel accruals	3,249	4,242	(735)	6,756	(1,079)	—	593	6,270
Intangible assets from business combinations	1,818	379	(420)	1,777	14,942	(58,230)	(1,050)	(42,561)
Deferred consideration from business combinations	—	720	(70)	650	(123)	—	88	615
Price adjustments from business combinations	—	166	(166)	—	—	—	—	—
Contingent consideration payable	639	4,801	(622)	4,818	—	—	651	5,469
Tax losses (a)	26	2,225	(305)	1,946	(5)	—	217	2,158
Tax on Accrual for expenses	15	579	(13)	581	1,818	—	17	2,416
Tax depreciation of fixed assets	(308)	(9)	45	(272)	(80)	—	—	(352)
Deferred tax on performance fees - IFRS 15	(625)	510	63	(52)	(993)	—	(14)	(1,059)
Gain from bargain purchase	(107)	31	12	(64)	4	—	—	(60)
Fair value adjustments (b)	(53)	(2,316)	118	(2,251)	(2,500)	—	(124)	(4,875)
Impact of IFRS 16	174	35	(43)	166	158	—	46	370
Other	1	(7)	1	(5)	—	—	—	(5)
Net deferred tax balance	15,472	2,052	(3,474)	14,050	12,142	(58,230)	424	(31,614)

Deferred tax balance allocated on subsidiary level:
Deferred tax assets	15,472			15,824				20,749
Deferred tax liabilities	—			(1,774)				(52,363)
	15,472			14,050				(31,614)

(a)Deferred tax assets have been recognized in respect of tax losses in PILTDA, Moneda, VBI and Tria, based on Management’s assessment that sufficient future taxable profits are probable, supported by financial forecasts.
(b)Fair value adjustments include a US$5,054 deferred tax liability arising from unrealized gains recognized on energy trading contracts.
(c)During 2025, a deferred tax liability ("DTL") was recognized with a corresponding increase in goodwill for the fair value adjustments made on the date of acquisition to intangible assets acquired through business combinations - refer to note 14. These business combinations took place prior to 2025 with the respective recognition of the DTL and corresponding increase in goodwill during 2025 relating to prior financial periods. The deferred tax liability is recycled to the consolidated statement of income over the useful lives of the respective intangible assets.
Realization of deferred tax assets recognized on temporary differences and assessed losses
On December 31, 2025, the Group recognized deferred tax assets (DTA) to the value of US$20,749 that include deferred tax on temporary differences and tax losses carried forward.
Management assessed the Group's ability to realize DTA recognized and concluded that the full amount of DTA reported on December 31, 2025, will be realized within the next ten years. The Group continues to monitor the realization of DTA.